Income Taxes - Schedule of Federal Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Federal statutory income tax rate
Federal taxes at statutory rate	21.00%	21.00%
State and local taxes, net of federal benefit	0.00%	4.98%
Change in Fair Value of SAFE Notes and other nondeductible/nontaxable items	(13.76%)	(6.00%)
Changes in valuation allowance	(7.36%)	(22.26%)
Tax credits	0.12%	0.00%
Deferred true-up	0.00%	2.28%
Effective income tax rate	0.00%	0.00%
Tax Jurisdiction of Domicile [Extensible Enumeration]	country:CA